UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive

         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     Jeffrey R. Scharf     Santa Cruz, CA     February 14, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $225,248 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INT'L GROUP           COM              26874107      9804   169480 SH       SOLE                                     169480
AMGEN                          COM              31162100      6835   141389 SH       SOLE                                     141389
CANADIAN NAT'L RAILWAY         COM              136375102    13014   313131 SH       SOLE                                     313131
CANADIAN PACIFIC RAILWAY       COM              13645T100      575    29167 SH       SOLE                                      29167
CP HOLDRS  F DEP RECEIPTS      COM              12616K106      679    15550 SH       SOLE                                      15550
EMERSON ELECTRIC               COM              291011104     6092   119808 SH       SOLE                                     119808
ENCANA                         COM              292505104     3108    99941 SH       SOLE                                      99941
FANNIE MAE                     COM              313586109     8648   134437 SH       SOLE                                     134437
FIRST DATA                     COM              319963104    11573   326842 SH       SOLE                                     326842
FREDDIE MAC                    COM              313400301     7328   124092 SH       SOLE                                     124092
GANNETT                        COM              364730101    11525   160512 SH       SOLE                                     160512
GENERAL AMER 7.2% PREF.        PREF             368802302      739    28600 SH       SOLE                                      28600
GENERAL ELECTRIC               COM              369604103     8996   369465 SH       SOLE                                     369465
GUIDANT                        COM              401698105     7621   247029 SH       SOLE                                     247029
HOME DEPOT                     COM              437076102     1292    53918 SH       SOLE                                      53918
INT'L BUSINESS MACHINES        COM              459200101     9755   125874 SH       SOLE                                     125874
JOHNSON CONTROLS               COM              478366107     2160    26938 SH       SOLE                                      26938
LENNAR 0% CV LYON              CV. BOND         526057AA2      895  1260000 SH       SOLE                                    1260000
LIZ CLAIBORNE                  COM              539320101     2599    87658 SH       SOLE                                      87658
MASCO                          COM              574599106     2044    97125 SH       SOLE                                      97125
MBNA                           COM              55262L100     3432   180417 SH       SOLE                                     180417
NABORS INDUSTRIES LTD          COM              629568106    11509   326299 SH       SOLE                                     326299
NUCOR CORP                     COM              670346105     8906   215637 SH       SOLE                                     215637
PFIZER                         COM              717081103    10378   339494 SH       SOLE                                     339494
QUEBECOR WORLD                 COM              748203106     8274   370707 SH       SOLE                                     370707
RYLAND GROUP                   COM              783764103    14638   438918 SH       SOLE                                     438918
TORCHMARK                      COM              891027104     9449   258659 SH       SOLE                                     258659
TRIBUNE BOND 2% 29 PHONES      CV. BOND         896047305     7039    95125 SH       SOLE                                      95125
V.F. CORPORATION               COM              918204108     7960   220800 SH       SOLE                                     220800
WAL-MART STORES                COM              931142103     5905   116908 SH       SOLE                                     116908
WASHINGTON MUTUAL              COM              939322103    13046   377819 SH       SOLE                                     377819
YUM! BRANDS                    COM              988498101     9430   389340 SH       SOLE                                     389340